Sale of TCD Royalty Sub Reported as Discontinued Operations (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 14, 2011	Dec. 31, 2011
Sale of TCD Royalty Sub reported as discontinued operations
Equity interest sold (as a percent)	100.00%
Cash payment to be received as consideration from sale of equity interest in TCD		$ 27,000,000
Contingent consideration to be received in future from sale of equity interest in TCD		3,000,000
TCD
Sale of TCD Royalty Sub reported as discontinued operations
Equity interest sold (as a percent)	100.00%
Cash payment to be received as consideration from sale of equity interest in TCD	27,000,000
Contingent consideration to be received in future from sale of equity interest in TCD	3,000,000
Number of days from occurrence of certain conditions to pay milestone payment	10 days
Minimum royalty payment to be received by purchaser for milestone payment	35,100,000
Minimum proceeds to be received by purchaser for milestone payment	27,000,000
Minimum number of bidder involved in competitive bidding process to determine the purchase price	1
Quarterly servicing fee to be received for performance of services related to the collection of amounts due in connection with license agreements	10,000
Annual servicing fee to be received for performance of services related to the collection of amounts due in connection with license agreements	40,000